Exhibit 99.13 Schedule 2

Rating Agency Exceptions Report: 6/30/2025
Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
1052763002	XXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	37.73		667	70.00%	XXXXXXX	287821	Credit	Program Eligibilty	Per Rent Schedule form 1007 property is a XXXX which is ineligible under the Prime Connect program. An exception for being a XXXX is missing from the loan file.	9/22/2024: Exception not applicable as rental income is not being used.		Cleared Exception	C	C	C	C	B	B	B	B	1
1052763002	XXXXXXX	FL	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	37.73	667	70.00%	XXXXXXX	291362	Property	Appraisal	The subject property was located in a XXXX. Provide a post disaster inspection report for the subject in the loan file.	10/29: Per inspection: Significant damage was noted. Interior inspection is recommended. Home inspection is recommended. Septic inspection recommended.
12/2:  Per the final inspection completed XXXX significant exterior damage was still noted. Septic inspection recommended (exposed), generator was damaged, pool/spa damage, siding damage noted. See exterior photos. No interior damage was noted.  There is data to support the costs to cure and how the value is being impacted.  Loan will remain an EV3/C based on latest inspection.
															1/10/2025: Post consummation disaster report provided, all repairs to the property have been made there are no health/safety concerns cures the condition.		Cleared Exception	C	C	C	C	B	B	B	B	2
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